Provisions - Provision for tax and legal matters (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Provisions
Provisions	$ 9,104	$ 6,800	$ 6,730	$ 7,202
Other payments		284	746
Amount paid to external lawyers	294	284
Provision for taxes and other legal contingencies
Provisions
Provisions	1,558	1,516	1,072	$ 1,306
Other payments		284	431
Provision for various tax claims
Provisions
Provisions	67	50
Other tax issues, Derivative transactions
Provisions
Other payments	(3)	1	$ 5
Non-tax-related proceedings
Provisions
Provisions	$ 1,491	$ 1,466